COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under operating lease agreements

Future minimum lease payments under operating lease agreements at June 30, 2017 were as follows:

Remaining of 2017	1,236,599
2018	2,393,534
2019	2,373,897
2020	2,313,127
2021	2,191,614
2022	2,060,981
2023	1,909,230
2024	1,783,423
2025	1,612,346
2026	1,409,048
Thereafter	5,091,718

Total	24,375,517